Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (note 10 and 19)	$ 293,361	$ 424,169
Restricted cash – current (note 19)	60,463	40,493
Accounts receivable, including non-trade of $10,688 (2018 – $7,883) and related party balance of $2,444 (2018 – $57,062)	148,891	174,031
Accrued revenue	61,841	20,249
Prepaid Expenses and Other	98,819	69,882
Current portion of loans to equity-accounted investments	99,314	169,197
Assets Held-for-sale, Not Part of Disposal Group, Current	11,515	0
Total current assets	774,204	898,021
Restricted cash – non-current (note 19)	38,932	40,977
Vessels and equipment (note 10)
At cost, less accumulated depreciation of $1,276,554 (2018 – $1,270,460) (notes 7 and 13)	3,017,153	3,362,937
Finance Lease, Right-of-Use Asset	2,224,142	2,067,254
Operating lease right-of-use assets (notes 2 and 6)	177,052	0
Advances on newbuilding contracts	0	86,942
Total vessels and equipment	5,418,347	5,517,133
Net investment in direct financing leases – non-current (notes 3 and 6)	548,072	562,528
Investment in and loans to equity-accounted investments (notes 4 and 12a)	1,034,713	1,193,741
Goodwill, intangibles and other non-current assets (note 16)	137,510	179,270
Total assets	7,951,778	8,391,670
Current
Accounts payable, accrued liabilities and other (notes 8, 14 and 16)	341,092	254,380
Short-term Debt	50,000	0
Loans from equity-accounted investments	24,895	75,292
Derivative Liability, Current	38,502	12,205
Current portion of long-term debt (note 10)	528,527	242,137
Current obligations related to finance leases (note 6)	94,536	102,115
Current portion of operating lease liabilities (notes 2 and 6)	62,654	0
Total current liabilities	1,140,206	686,129
Long-term debt (note 10)	2,292,777	3,077,386
Long-term operating lease liabilities (notes 2 and 6)	102,760	0
Derivative Liability	73,482	56,352
Long-term obligations related to finance leases (note 6)	1,754,544	1,571,730
Other long-term liabilities (note 17)	139,109	133,045
Total liabilities	5,502,878	5,524,642
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 100,784,683 shares outstanding and issued (2018 – 100,435,210)) (note 11)	1,050,898	1,045,659
Accumulated deficit	(558,016)	(234,395)
Non-controlling interest	1,983,896	2,058,037
Accumulated other comprehensive loss (note 15)	(27,878)	(2,273)
Total equity	2,448,900	2,867,028
Total liabilities and equity	$ 7,951,778	$ 8,391,670